FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 89,841	¥ 193,062	¥ 9,445
Currency risk [member]
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 895	¥ 421	¥ 414